SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 77.7%

Communication Services — 6.5%
Activision Blizzard Inc	1,536	$111
Alphabet Inc, Cl A *	1,737	2,490
Alphabet Inc, Cl C *	600	857
AT&T Inc	50,159	1,548
Cable One	159	300
Charter Communications Inc, Cl A *	128	70
Cinemark Holdings Inc	4,576	69
Cogent Communications Holdings	2,636	202
Comcast Corp, Cl A	14,311	567
Electronic Arts Inc *	1,255	154
Facebook Inc, Cl A *	16,895	3,803
Fox	2,882	83
Interpublic Group of Cos Inc/The	2,450	42
John Wiley & Sons Inc, Cl A	1,163	47
Live Nation Entertainment Inc *	1,699	83
Madison Square Garden Entertainment *	191	15
Madison Square Garden Sports C *	191	33
Netflix Inc *	1,957	821
Nexstar Media Group, Cl A	1,154	96
Omnicom Group Inc	21,567	1,182
Pinterest, Cl A *	13,499	274
Spotify Technology *	360	65
Take-Two Interactive Software Inc *	734	100
T-Mobile US Inc *	2,818	282
Twitter Inc *	1,626	50
United States Cellular *	1,690	53
Verizon Communications Inc	29,597	1,698
ViacomCBS, Cl B	2,018	42
Walt Disney Co/The	6,703	786

		15,923

Consumer Discretionary — 10.1%
Aaron’s	4,412	163
Amazon.com Inc *	2,285	5,581
American Eagle Outfitters	22,705	208
Aptiv	4,050	305
AutoZone *	44	51
Best Buy Co Inc	1,155	90
Bloomin’ Brands Inc	38,247	436
Booking Holdings Inc *	27	44
BorgWarner Inc	537	17
Brinker International	7,555	199
CarMax *	2,075	183
Carnival Corp	54,317	855
Cheesecake Factory Inc/The	7,598	163
Columbia Sportswear	602	44
Core-Mark Holding	6,330	177
Darden Restaurants Inc	7,460	573
Dave & Buster’s Entertainment	33,728	445
Dick’s Sporting Goods	2,936	106
Dollar General Corp	9,987	1,913

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dollar Tree Inc *	565	$55
Domino’s Pizza Inc	644	249
DR Horton Inc	1,823	101
Dunkin’ Brands Group Inc	777	50
eBay Inc	5,427	247
Five Below *	782	82
Ford Motor Co	6,427	37
Gap Inc/The	2,620	23
Garmin Ltd	814	73
General Motors Co	23,895	618
Goodyear Tire & Rubber Co/The	3,742	28
Hanesbrands Inc	1,600	16
Hasbro Inc	526	39
Hilton Worldwide Holdings Inc	1,519	120
Home Depot Inc/The	4,710	1,170
Hyatt Hotels Corp, Cl A	774	43
International Game Technology	3,712	31
Kohl’s Corp	839	16
Las Vegas Sands Corp	2,900	139
Lear Corp	411	44
Lowe’s Cos Inc	22,028	2,871
Macy’s Inc	1,472	9
Magna International Inc	9,011	380
Marriott International Inc/MD, Cl A	679	60
McDonald’s Corp	2,783	519
Modine Manufacturing Co *	56,146	300
Mohawk Industries Inc *	576	54
Monro Inc	1,767	97
NIKE Inc, Cl B	4,539	447
Nordstrom Inc	1,516	25
O’Reilly Automotive Inc *	141	59
Polaris	549	48
PulteGroup Inc	15,129	514
Restaurant Brands International	15,365	838
Ross Stores Inc	16,509	1,601
Service International	1,137	45
Starbucks Corp	5,181	404
Target	585	72
Tesla Inc *	236	197
Tiffany	432	55
TJX Cos Inc/The	6,986	369
Tractor Supply Co	1,428	174
Ulta Beauty Inc *	893	218
Urban Outfitters Inc *	10,226	173
Vail Resorts Inc	213	42
VF Corp	1,652	93
Wendy’s	2,626	56
Williams-Sonoma Inc	723	60
Wyndham Destinations Inc	1,185	38
Wyndham Hotels & Resorts Inc	874	40
Yum China Holdings Inc	3,981	185

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum! Brands Inc	560	$50

		24,827

Consumer Staples — 7.2%
Altria Group Inc	30,349	1,185
Andersons Inc/The	7,743	100
Archer-Daniels-Midland Co	1,290	51
Brown-Forman Corp, Cl B	1,103	73
Bunge Ltd	963	38
Calavo Growers	3,627	212
Campbell Soup Co	2,145	109
Casey’s General Stores	1,750	280
Clorox Co/The	1,042	215
Coca-Cola Co/The	19,803	924
Colgate-Palmolive Co	7,124	515
Conagra Brands Inc	39,281	1,367
Constellation Brands Inc, Cl A	832	144
Costco Wholesale Corp	1,758	542
Flowers Foods Inc	2,694	64
General Mills Inc	1,001	63
Grocery Outlet Holding *	1,589	59
Hain Celestial Group Inc/The *	2,713	85
Hershey Co/The	1,957	266
Hormel Foods Corp	1,199	59
Ingredion Inc	5,216	439
J&J Snack Foods	282	36
JM Smucker Co/The	10,199	1,162
Kellogg Co	3,231	211
Keurig Dr Pepper Inc	1,806	50
Kimberly-Clark Corp	2,896	410
Kraft Heinz Co/The	1,549	47
Kroger	71,956	2,347
McCormick & Co Inc/MD	941	165
Medifast	2,496	255
Molson Coors Beverage, Cl B	17,679	671
Mondelez International Inc, Cl A	3,900	203
Monster Beverage Corp *	884	64
PepsiCo Inc	6,344	835
Philip Morris International Inc	16,160	1,185
Pilgrim’s Pride Corp *	8,318	172
Seaboard	18	53
Sprouts Farmers Market Inc *	6,447	162
Sysco Corp	9,126	503
Tyson Foods Inc, Cl A	11,967	735
Unilever	28,811	1,484
US Foods Holding Corp *	4,705	90
Walgreens Boots Alliance Inc	4,725	203

		17,833

Energy — 1.6%
Apache Corp	1,840	20
Baker Hughes, Cl A	1,514	25
Cabot Oil & Gas	17,267	343

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chevron Corp	21,432	$1,965
Cimarex Energy	2,571	68
ConocoPhillips	6,950	293
Core Laboratories NV	21,821	441
Delek US Holdings	3,314	65
Devon Energy Corp	1,691	18
EOG Resources Inc	556	28
Exxon Mobil Corp	5,995	273
Helmerich & Payne Inc	1,311	26
Kosmos Energy	8,047	15
Marathon Petroleum Corp	850	30
Noble Energy Inc	6,888	60
ONEOK Inc	921	34
Phillips 66	555	44
Phillips 66 Partners (A)	994	44
Schlumberger Ltd	2,544	47

		3,839

Financials — 11.1%
Affiliated Managers Group	631	42
Aflac Inc	31,869	1,162
AGNC Investment Corp ‡	2,829	37
Allstate Corp/The	1,314	129
Ally Financial	1,718	30
American Equity Investment Life Holding Co	23,945	519
American Express Co	2,157	205
American International Group Inc	1,158	35
American National Insurance	752	57
Annaly Capital Management Inc ‡	107,744	664
Aon, Cl A	352	69
Bank of America Corp	61,307	1,479
Bank of Hawaii	618	40
Bank of New York Mellon Corp/The	6,146	228
Bank OZK	9,680	218
BankUnited Inc	11,232	208
Benefytt Technologies, Cl A *	3,077	60
Berkshire Hathaway, Cl B *	7,653	1,420
BlackRock Inc, Cl A	522	276
Capital One Financial Corp	657	45
Cboe Global Markets Inc	459	49
Charles Schwab Corp/The	7,782	280
Chimera Investment ‡	2,685	22
Chubb Ltd	1,561	190
Citigroup Inc	36,340	1,741
Citizens Financial Group	15,919	384
CME Group Inc, Cl A	2,621	479
CNA Financial Corp	1,170	35
CNO Financial Group Inc	3,333	48
Cohen & Steers	2,433	155
Comerica	10,736	390
Commerce Bancshares	1,084	69
Credit Acceptance *	122	45

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cullen/Frost Bankers Inc	599	$46
Discover Financial Services	2,093	99
E*TRADE Financial Corp	2,906	132
East West Bancorp	1,870	65
Equitable Holdings	2,436	47
Erie Indemnity, Cl A	343	62
Essent Group	5,419	179
Evercore, Cl A	1,057	58
Everest Re Group Ltd	3,639	722
FactSet Research Systems	513	158
Fifth Third Bancorp	1,877	36
First Commonwealth Financial Corp	17,417	143
First Hawaiian	1,924	33
First Republic Bank/CA	491	53
FNB Corp/PA	33,393	247
Franklin Resources Inc	1,707	32
Great Western Bancorp Inc	12,110	172
Hartford Financial Services Group Inc/The	4,339	166
Home BancShares	4,338	63
Huntington Bancshares	3,797	34
Intercontinental Exchange Inc	9,530	927
Invesco Ltd	3,179	25
Janus Henderson Group	2,462	53
JPMorgan Chase & Co	13,583	1,322
KeyCorp	3,317	39
KKR & Co Inc, Cl A	2,286	63
Lincoln National Corp	4,135	157
M&T Bank	568	60
MarketAxess Holdings	557	283
Marsh & McLennan Cos Inc	22,594	2,393
MetLife Inc	4,026	145
MFA Financial ‡	7,145	12
MGIC Investment	9,417	77
Moody’s Corp	599	160
Morgan Stanley	18,050	798
Morningstar Inc	695	107
MSCI Inc, Cl A	471	155
Nasdaq Inc	587	70
National General Holdings Corp	6,080	123
Navient	3,923	29
Northern Trust Corp	2,012	159
People’s United Financial	4,672	54
PNC Financial Services Group Inc/The	2,121	242
Principal Financial Group Inc	1,152	45
Progressive Corp/The	13,739	1,067
Prosperity Bancshares	1,900	124
Prudential Financial Inc	5,745	350
Raymond James Financial	907	63
Regions Financial Corp	5,506	62
S&P Global Inc	4,601	1,495
Santander Consumer USA Holdings Inc	2,144	35
SLM Corp	33,402	253

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Street Corp	25,760	$1,570
SVB Financial Group *	349	75
Synchrony Financial	2,528	52
T Rowe Price Group Inc	1,349	163
TD Ameritrade Holding Corp	1,020	38
Travelers Cos Inc/The	433	46
Truist Financial	2,659	98
Two Harbors Investment Corp ‡	122,356	553
Umpqua Holdings Corp	25,167	287
US Bancorp	2,210	79
Voya Financial Inc	1,992	90
Willis Towers Watson PLC	290	59
Zions Bancorp NA	1,209	40

		27,454

Health Care — 12.8%
Abbott Laboratories	20,024	1,901
ABIOMED Inc *	297	66
Acadia Healthcare Co Inc *	1,743	50
Adaptive Biotechnologies *	5,153	199
Agios Pharmaceuticals Inc *	5,241	271
Alcon Inc	9,828	624
Alexion Pharmaceuticals Inc *	9,444	1,132
Align Technology Inc *	178	44
Alkermes PLC *	12,576	206
Alnylam Pharmaceuticals Inc *	2,438	330
AmerisourceBergen Corp, Cl A	16,184	1,543
AMN Healthcare Services *	1,395	62
Anthem Inc	969	285
Avantor *	17,677	335
Baxter International Inc	6,518	587
BioMarin Pharmaceutical Inc *	5,384	574
Boston Scientific Corp *	31,408	1,193
Bruker Corp	13,086	566
Cantel Medical Corp	5,529	233
Cardinal Health Inc	3,870	212
Centene Corp *	812	54
Cerner Corp	4,557	332
Change Healthcare *	2,000	25
Chemed Corp	502	240
Cigna Corp	2,288	451
Computer Programs and Systems	2,336	52
Covetrus Inc *	8,496	130
CVS Health Corp	46,905	3,076
DaVita Inc *	1,288	104
DENTSPLY SIRONA Inc	1,719	80
DexCom Inc *	967	366
Edwards Lifesciences Corp *	2,552	573
Elanco Animal Health Inc *	22,332	478
Encompass Health Corp	2,370	174
Ensign Group Inc/The	6,264	274
Envista Holdings *	2,745	58

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exact Sciences Corp *	2,022	$174
Exelixis Inc *	9,176	227
Guardant Health Inc *	1,269	115
Henry Schein Inc *	2,467	150
Hill-Rom Holdings Inc	495	50
Hologic Inc *	1,306	69
Horizon Therapeutics Plc *	15,928	808
Humana Inc	817	335
ICU Medical Inc *	171	34
IDEXX Laboratories Inc *	489	151
Incyte Corp *	4,133	421
Insulet Corp *	365	69
Integra LifeSciences Holdings Corp *	1,163	61
Intuitive Surgical Inc *	693	402
Ionis Pharmaceuticals Inc *	3,796	213
IQVIA Holdings Inc *	4,753	711
Laboratory Corp of America Holdings *	513	90
Luminex	9,994	311
Magellan Health Inc *	4,662	350
Masimo Corp *	645	155
McKesson Corp	370	59
Mettler-Toledo International Inc *	820	652
Moderna Inc *	2,250	138
Molina Healthcare Inc *	410	76
Nektar Therapeutics, Cl A *	9,879	214
Neurocrine Biosciences Inc *	2,482	310
Penumbra Inc *	330	57
PPD *	12,761	348
PRA Health Sciences Inc *	6,235	645
Premier Inc, Cl A *	3,763	131
Quest Diagnostics Inc	2,735	323
ResMed Inc	2,570	413
Sage Therapeutics Inc *	4,276	153
Sarepta Therapeutics Inc *	1,711	261
Seattle Genetics Inc *	1,982	312
STERIS PLC	2,039	338
Stryker Corp	2,405	471
Teleflex Inc	473	172
United Therapeutics Corp *	4,166	491
US Physical Therapy	1,907	141
Varian Medical Systems Inc *	2,254	274
Veeva Systems Inc, Cl A *	756	165
Vertex Pharmaceuticals Inc *	4,690	1,350
Waters Corp *	3,085	617
West Pharmaceutical Services Inc	999	216
Zimmer Biomet Holdings Inc	5,327	673
Zoetis Inc, Cl A	5,840	814

		31,590

Industrials — 6.2%
3M Co	8,358	1,308
ADT	6,874	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGCO Corp	675	$37
Air Lease, Cl A	3,841	116
Alaska Air Group Inc	775	27
Allegion	536	53
Allison Transmission Holdings	400	15
AMERCO *	140	45
American Airlines Group Inc	2,304	24
AMETEK Inc	605	55
AO Smith Corp	943	45
Armstrong World Industries	200	15
Atlas Air Worldwide Holdings Inc *	7,389	289
Caterpillar Inc	357	43
Chart Industries *	14,084	553
Cintas Corp	1,808	448
Clean Harbors Inc *	646	38
Colfax *	1,869	52
CoStar Group Inc *	303	199
CSX Corp	1,508	108
Cummins Inc	1,667	283
Deere & Co	1,422	216
Delta Air Lines Inc	3,480	88
Donaldson	397	19
Dover Corp	1,366	133
Eaton Corp PLC	6,822	579
Emerson Electric Co	1,607	98
Equifax Inc	375	58
Expeditors International of Washington	896	68
Exponent	1,780	132
Fastenal Co	1,480	61
FedEx Corp	1,376	180
Flowserve Corp	1,306	34
Fortive Corp	627	38
Gates Industrial *	5,238	53
Graco	401	19
GrafTech International	3,996	27
HD Supply Holdings Inc *	1,156	37
HEICO	674	68
Hexcel Corp	889	32
Hubbell, Cl B	100	12
IAA *	500	21
IHS Markit Ltd	1,072	74
Illinois Tool Works Inc	8,249	1,423
Ingersoll Rand *	2,918	82
JB Hunt Transport Services Inc	477	57
JetBlue Airways Corp *	7,323	74
Johnson Controls International plc	8,766	275
Kansas City Southern	423	64
KAR Auction Services	3,646	52
Knight-Swift Transportation Holdings, Cl A	1,702	71
Landstar System	477	55
Lennox International Inc	194	41
Macquarie Infrastructure Corp	1,159	33

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ManpowerGroup Inc	944	$65
Masco Corp	1,719	80
MSC Industrial Direct Co Inc, Cl A	2,440	169
Nielsen Holdings PLC	2,443	34
Nordson	843	159
Norfolk Southern	420	75
nVent Electric	2,436	45
Oshkosh Corp	837	60
Owens Corning	2,456	129
PACCAR Inc	771	57
Parker-Hannifin Corp	356	64
Pentair PLC	1,364	53
Regal Beloit Corp	733	58
Republic Services Inc, Cl A	700	60
Resideo Technologies Inc *	2,553	18
Robert Half International	846	43
Rockwell Automation Inc	1,053	228
Rollins Inc	1,349	56
Roper Technologies Inc	173	68
Ryder System	4,233	145
Schneider National, Cl B	2,470	60
Sensata Technologies Holding PLC *	1,149	41
Snap-on Inc	657	85
Southwest Airlines Co	1,122	36
Spirit AeroSystems Holdings Inc, Cl A	1,276	28
Stanley Black & Decker Inc	4,972	624
Tetra Tech	1,268	100
Timken	1,209	51
Toro Co/The	721	51
Trane Technologies	3,308	298
TransDigm Group Inc *	658	280
Trinity Industries Inc	2,541	51
Uber Technologies *	12,119	440
United Parcel Service Inc, Cl B	2,273	227
United Rentals Inc *	402	56
Univar Solutions *	2,330	36
Valmont Industries	383	44
Verisk Analytics Inc, Cl A	474	82
Waste Management Inc	3,911	418
Watsco Inc	331	59
WESCO International Inc *	12,086	402
Westinghouse Air Brake Technologies	720	44
Woodward Inc	485	33
WW Grainger Inc	5,076	1,572
Xylem Inc/NY	5,273	350

		15,210

Information Technology — 15.2%
Accenture PLC, Cl A	3,770	760
Adobe Inc *	5,025	1,943
Advanced Micro Devices *	1,592	86
Akamai Technologies *	623	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alliance Data Systems Corp	550	$25
Amdocs	2,854	178
Analog Devices Inc	1,648	186
ANSYS *	247	70
Apple Inc	15,714	4,996
Applied Materials Inc	10,312	579
Arista Networks *	2,369	553
Atlassian, Cl A *	391	72
Autodesk Inc *	816	172
Automatic Data Processing Inc	3,388	496
Avalara Inc *	580	62
Avnet	2,174	59
Badger Meter	1,861	114
Broadcom Inc	1,407	410
Broadridge Financial Solutions	1,016	123
Cabot Microelectronics	872	126
Cadence Design Systems *	832	76
Cerence *	2,304	69
Cisco Systems Inc	17,608	842
Citrix Systems	412	61
Cognex	4,048	230
Cognizant Technology Solutions Corp, Cl A	621	33
CommScope Holding *	4,486	46
Cree *	500	26
Crowdstrike Holdings, Cl A *	3,498	307
Dell Technologies Inc, Cl C *	1,116	55
DXC Technology Co	691	10
EPAM Systems *	306	71
F5 Networks *	506	73
Fidelity National Information Services Inc	10,000	1,388
First Solar *	343	16
Fiserv Inc *	3,559	380
Genpact Ltd	1,364	49
Global Payments Inc	4,030	723
GoDaddy, Cl A *	834	64
Hewlett Packard Enterprise Co	12,502	121
HP Inc	11,934	181
II-VI *	4,504	214
Intuit Inc	1,427	414
IPG Photonics Corp *	2,173	338
Jabil	1,463	44
Jack Henry & Associates	558	101
Juniper Networks	2,222	54
Keysight Technologies Inc *	1,697	184
KLA	445	78
Lam Research Corp	696	190
Littelfuse	331	54
LogMeIn	587	50
ManTech International, Cl A	680	53
Mastercard Inc, Cl A	3,434	1,033
Maxim Integrated Products	912	53
Microchip Technology Inc	11,543	1,108

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Micron Technology Inc *	11,153	$534
Microsoft Corp	36,565	6,701
Motorola Solutions Inc	302	41
National Instruments	400	16
NCR Corp *	10,444	189
NetApp Inc	980	44
NortonLifeLock	1,997	45
NVIDIA Corp	4,283	1,521
Okta Inc, Cl A *	490	96
ON Semiconductor Corp *	2,294	38
PayPal Holdings Inc *	10,264	1,591
Power Integrations	1,646	178
QUALCOMM Inc	3,445	279
salesforce.com Inc *	8,949	1,564
ServiceNow Inc *	190	74
Skyworks Solutions Inc	606	72
Super Micro Computer Inc *	21,258	552
SYNNEX	404	43
Teradata Corp *	1,351	29
Texas Instruments Inc	4,332	514
Universal Display	975	143
VeriSign *	270	59
Visa Inc, Cl A	15,833	3,091
VMware Inc, Cl A *	382	60
Workday Inc, Cl A *	251	46
Xerox Holdings	737	12
Xilinx Inc	598	55

		37,452

Materials — 3.4%
Air Products and Chemicals	2,611	631
Alcoa Corp *	2,528	23
AptarGroup Inc	1,090	121
Avery Dennison Corp	400	44
Axalta Coating Systems *	700	16
B2Gold Corp	22,920	126
Ball Corp	5,045	359
Berry Global Group Inc *	1,067	48
Cabot Corp	1,164	42
Century Aluminum Co *	9,125	54
Commercial Metals Co	24,201	415
Corteva	19,721	539
Crown Holdings Inc *	11,818	773
Domtar Corp	1,435	29
Dow Inc	975	38
DuPont de Nemours	10,129	514
Eastman Chemical Co	7,186	489
Ecolab Inc	466	99
FMC Corp	524	52
Freeport-McMoRan Inc	54,551	495
Gold Resource	17,606	69
Huntsman Corp	17,918	325

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Flavors & Fragrances Inc	737	$98
International Paper Co	1,238	42
Linde PLC	2,709	548
LyondellBasell Industries NV, Cl A	607	39
Mosaic	4,600	56
NewMarket	145	63
Newmont	12,618	738
Nucor Corp	870	37
O-I Glass, Cl I	5,327	41
Packaging Corp of America	655	66
PPG Industries Inc	510	52
Quaker Chemical	904	154
Reliance Steel & Aluminum Co	701	68
Royal Gold	466	62
Sherwin-Williams Co/The	1,291	767
Sonoco Products Co	903	47
Steel Dynamics	1,777	47
United States Steel Corp	3,984	32
Valvoline	2,446	45
Vulcan Materials Co	363	39
Westrock Co	1,448	41

		8,383

Real Estate — 1.3%
Alexandria Real Estate Equities ‡	885	136
American Campus Communities Inc ‡	1,095	35
American Tower Corp ‡	1,117	288
Americold Realty Trust ‡	2,929	105
AvalonBay Communities Inc ‡	909	142
Brandywine Realty Trust ‡	3,873	37
CBRE Group Inc, Cl A *‡	2,946	130
Colony Capital ‡	9,970	20
Crown Castle International Corp ‡	4,508	776
CubeSmart ‡	1,472	42
Digital Realty Trust ‡	437	63
Equinix Inc ‡	145	101
Equity Residential ‡	780	47
Essex Property Trust Inc ‡	187	45
Extra Space Storage ‡	438	42
Federal Realty Investment Trust ‡	402	32
Gaming and Leisure Properties ‡	1,375	48
Healthpeak Properties ‡	3,935	97
Howard Hughes *‡	411	21
Iron Mountain Inc ‡	1,533	39
Jones Lang LaSalle Inc ‡	410	42
Kennedy-Wilson Holdings ‡	2,346	33
Kilroy Realty Corp ‡	811	46
Kimco Realty ‡	2,506	28
National Retail Properties ‡	993	31
NexPoint Residential Trust ‡	3,568	114
Prologis Inc ‡	2,414	221
Public Storage ‡	298	60

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Realty Income Corp ‡	747	$41
Regency Centers ‡	826	35
Simon Property Group Inc ‡	566	33
SL Green Realty ‡	586	25
STORE Capital ‡	1,477	29
Ventas Inc ‡	1,890	66
VEREIT Inc ‡	6,295	35
Vornado Realty Trust ‡	765	28
Welltower Inc ‡	1,829	93
Weyerhaeuser Co ‡	5,915	119

		3,325

Utilities — 2.3%
AES	4,013	50
Algonquin Power & Utilities	38,759	543
Ameren Corp	786	59
American Electric Power Co Inc	1,847	157
American States Water	2,520	207
American Water Works Co Inc	2,974	378
Atmos Energy	622	64
Avangrid Inc	2,174	97
CenterPoint Energy	3,224	57
CMS Energy Corp	5,948	348
Consolidated Edison Inc	1,424	107
Dominion Energy Inc	2,951	251
DTE Energy Co	416	45
Duke Energy Corp	2,448	210
Edison International	839	49
Entergy Corp	595	60
Essential Utilities	1,211	53
Evergy Inc	833	51
Eversource Energy	3,118	261
Exelon Corp	6,186	237
FirstEnergy Corp	1,272	54
Hawaiian Electric Industries	1,457	57
MDU Resources Group	2,166	47
NextEra Energy Inc	1,698	434
NiSource Inc	1,898	45
Pinnacle West Capital Corp	566	44
PPL Corp	15,671	438
Public Service Enterprise Group Inc	1,789	91
Sempra Energy	466	59
Southern Co/The	4,478	255
UGI	8,758	279
Vistra Energy	2,937	60
WEC Energy Group Inc	737	68
Xcel Energy Inc	6,735	438

		5,653

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $151,175) ($ Thousands)		$191,489

FOREIGN COMMON STOCK — 20.2%

Argentina — 0.0%
MercadoLibre Inc *	64	54

Australia — 0.0%
South32 Ltd ADR	5,251	33

Austria — 0.7%
Erste Group Bank AG	28,543	628
Schoeller-Bleckmann Oilfield Equipment AG	9,622	261
voestalpine AG	36,966	721

		1,610

Bermuda — 0.3%
Marvell Technology Group Ltd	25,004	816

Brazil — 0.8%
Ambev *	457,000	1,050
Banco Bradesco SA ADR	107,989	374
Banco Santander ADR	247,735	562

		1,986

Canada — 0.6%
Canadian Natural Resources Ltd	38,652	699
Magna International Inc	17,257	725

		1,424

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA ADR	5,090	124

China — 1.7%
Alibaba Group Holding Ltd ADR *	10,063	2,087
Anhui Conch Cement Co Ltd, Cl H	176,500	1,322
Baidu Inc ADR *	2,280	243
BYD Co Ltd, Cl H	102,000	572

		4,224

Colombia — 0.2%
Bancolombia SA ADR	21,447	555

Czech Republic — 0.2%
Komercni banka as	18,993	407

France — 1.0%
Capgemini SE	13,415	1,374
Sodexo SA	17,456	1,176

		2,550

Germany — 1.0%
BASF SE	12,438	673
Continental AG	8,173	804
Vonovia SE ‡	18,319	1,055

		2,532

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Hong Kong — 0.6%
China Life Insurance Co Ltd, Cl H	544,000	$1,019
Sinopharm Group Co Ltd, Cl H	206,000	507

		1,526

India — 0.6%
HDFC Bank Ltd ADR	18,316	766
ICICI Bank Ltd ADR	72,838	634

		1,400

Ireland — 1.7%
ICON PLC *	11,157	1,880
Jazz Pharmaceuticals PLC *	8,635	1,030
Medtronic PLC	11,729	1,156

		4,066

Israel — 0.5%
Check Point Software Technologies Ltd *	11,760	1,290

Italy — 0.4%
Prysmian SpA	44,845	955

Japan — 1.2%
Denso Corp	35,200	1,350
Hitachi Ltd	31,600	1,013
Toray Industries Inc	142,600	694

		3,057

Mexico — 0.1%
Grupo Financiero Banorte SAB de CV, Cl O	111,600	341

Netherlands — 2.0%
ASML Holding	3,436	1,120
Heineken NV	13,435	1,232
NXP Semiconductors NV	8,065	775
RELX PLC	56,644	1,310
Royal Dutch Shell PLC, Cl A	28,974	457

		4,894

Norway — 1.1%
DNB ASA	87,206	1,186
Equinor ASA ADR	61,866	903
Norsk Hydro ASA	237,547	603

		2,692

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Puerto Rico — 0.0%
OFG Bancorp	2,668	$32
Popular	1,000	40

		72

Singapore — 0.5%
DBS Group Holdings Ltd	81,100	1,117

South Korea — 0.4%
Samsung Electronics Co Ltd	25,496	1,044

Spain — 0.5%
Amadeus IT Group SA, Cl A	23,220	1,212

Switzerland — 0.5%
Credit Suisse Group AG ADR	129,888	1,177

Taiwan — 1.3%
ASE Technology Holding Co Ltd	337,700	695
Hon Hai Precision Industry Co Ltd	233,960	591
Taiwan Semiconductor Manufacturing Co Ltd	187,000	1,818

		3,104

United Kingdom — 2.2%
Barclays PLC	353,200	503
BP PLC ADR	29,651	686
Diageo PLC	43,013	1,484
GVC Holdings	139,617	1,368
GW Pharmaceuticals ADR *	3,911	480
Rio Tinto PLC ADR	17,683	954

		5,475

Total Foreign Common Stock (Cost $51,820) ($ Thousands)		49,737

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F 0.090%**†	2,894,828	2,895

Total Cash Equivalent (Cost $2,895) ($ Thousands)		2,895

Total Investments in Securities — 99.1% (Cost $205,890) ($ Thousands)		$244,121

A list of the open futures contracts held by the Fund at May 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	6	Jun-2020	$392	$418	$26
S&P 500 Index E-MINI	18	Jun-2020	2,307	2,738	431

			$2,699	$3,156	$457

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2020

Catholic Values Equity Fund (Continued)

Percentages are based on Net Assets of $246,274 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At May 31, 2020, such securities amounted to $44 ($ Thousands), or 0.0% of the net assets.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

As of May 31, 2020, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2020, there were no transfers in or out of Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2020 ($ Thousands):

Security Description	Value at 2/29/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 3,620	$ 11,946	$ (12,671)	$ –	$ –	$ 2,895	2,894,828	$ 3	$ –

SEI Catholic Values Trust / Quarterly Report / May 31, 2020	9